Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Costs
The following table sets forth information about the Company’s operating lease costs for the years ended December 31
, 2023
and 2022
:

	Year Ended December 31,
	2023	2022
Operating lease cost:	$18,278	$12,986
Short-term lease cost	768	310

Total lease costs	$19,046	$13,296

The following table sets forth supplemental information about the leases for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
ROU assets obtained in exchange for new operating lease liabilities	$48,807	$21,853
Weighted-average remaining lease term – operating leases	8.52 years	10.16 years
Weighted-average discount rate – operating leases	6.54%	5.86%

Schedule of Future Minimum Lease Payments
The Company’s future lease payments under
non-cancellable
operating leases as of December 31, 2023 are as follows:

Fiscal Year	Amount
2024	$22,733
2025	20,547
2026	17,670
2027	12,299
2028	5,585
Thereafter	40,696

Total undiscounted cash flows	119,530
Less: Imputed interest	(33,523)

Present value of lease liabilities	$86,007